SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. The Chief Operating Decision Maker (“CODM”) uses Funds from Operations (“FFO”) in assessing performance and in making resource allocation decisions, which enable the determination of return on the equity deployed. We define FFO as net income excluding the impact of depreciation and amortization, deferred income taxes, mark-to-market gains (losses) and other income (expenses) that are not related to the revenue earning activities and are not normal, recurring cash operating items necessary for business operations.
FFO includes balances attributable to the partnership generated by investments in associates and joint ventures accounted for using the equity method and excludes amounts attributable to non-controlling interests based on the economic interests held by non-controlling interests in consolidated subsidiaries.

FOR THE YEAR ENDED DECEMBER 31, 2023 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$2,655	$2,193	$1,736	$724	$—	$7,308	$(2,125)	$12,748	$17,931
Costs attributed to revenues(3)	(1,328)	(958)	(741)	(277)	—	(3,304)	783	(8,210)	(10,731)
General and administrative costs	—	—	—	—	(413)	(413)	—	—	(413)
Other (expense) income	(115)	(11)	(23)	—	186	37	47	(336)	(252)
Interest expense	(333)	(336)	(288)	(172)	(211)	(1,340)	372	(1,533)	(2,501)
FFO	879	888	684	275	(438)	2,288
Depreciation and amortization						(1,429)	477	(1,787)	(2,739)
Deferred taxes						(30)	(18)	43	(5)
Mark-to-market on hedging items and other						(397)	5	91	(301)
Share of earnings from associates						—	459	—	459
Net income attributable to non-controlling interest						—	—	(1,016)	(1,016)
Net income attributable to partnership(4)						$432	$—	$—	$432

FOR THE YEAR ENDED DECEMBER 31, 2022 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,872	$1,985	$1,661	$607	$—	$6,125	$(2,470)	$10,772	$14,427
Costs attributed to revenues(3)	(771)	(903)	(724)	(262)	—	(2,660)	1,241	(6,933)	(8,352)
General and administrative costs	—	—	—	—	(433)	(433)	—	—	(433)
Other (expense) income	(86)	(6)	(3)	7	134	46	29	(313)	(238)
Interest expense	(276)	(282)	(191)	(113)	(129)	(991)	314	(1,178)	(1,855)
FFO	739	794	743	239	(428)	2,087
Depreciation and amortization						(1,282)	507	(1,383)	(2,158)
Deferred taxes						(113)	(15)	42	(86)
Mark-to-market on hedging items and other						(285)	382	(39)	58
Share of earnings from associates						—	12	—	12
Net income attributable to non-controlling interest						—	—	(968)	(968)
Net income attributable to partnership(4)						$407	$—	$—	$407

FOR THE YEAR ENDED DECEMBER 31, 2021 US$ MILLIONS	Total attributable to Brookfield Infrastructure						Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)

	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,623	$1,775	$990	$606	$—	$4,994	$(1,976)	$8,519	$11,537
Costs attributed to revenues(3)	(681)	(807)	(378)	(271)	—	(2,137)	964	(5,038)	(6,211)
General and administrative costs	—	—	—	—	(406)	(406)	—	—	(406)
Other (expense) income	(64)	(8)	(4)	7	106	37	9	(256)	(210)
Interest expense	(173)	(259)	(116)	(104)	(103)	(755)	258	(971)	(1,468)
FFO	705	701	492	238	(403)	1,733
Depreciation and amortization						(1,144)	480	(1,372)	(2,036)
Deferred taxes						(168)	(10)	(62)	(240)
Mark-to-market on hedging items and other						672	187	806	1,665
Share of earnings from associates						—	88	—	88
Net income attributable to non-controlling interest						—	—	(1,626)	(1,626)
Net income attributable to partnership(4)						$1,093	$—	$—	$1,093

(1)The above table reconciles Brookfield Infrastructure’s share of results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
(2)Revenues on a consolidated basis were $7,862 million (2022: $5,238 million, 2021: $4,622 million) from our utilities segment, $3,897 million (2022: $3,533 million, 2021: $3,497 million) from our transport segment, $4,205 million (2022: $3,957 million, 2021: $1,829 million) from our midstream segment and $1,967 million (2022: $1,699 million, 2021: $1,589 million) from our data segment.
(3)Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 23, Direct Operating Costs, for further details.
(4)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares.
Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$9,035	$11,840	$9,918	$7,511	$(2,480)	$35,824	$(7,580)	$62,732	$9,808	$100,784

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$7,337	$8,333	$9,747	$4,002	$(1,208)	$28,211	$(5,434)	$41,327	$8,865	$72,969

(1)The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
Geographic Information
Revenues from external customers
Substantially all of our partnership’s revenues are recognized over time as services are rendered. The following table disaggregates revenues by geographical region.

US$ MILLIONS	2023	2022	2021
Canada	$4,611	$4,438	$2,423
United States	4,175	2,840	2,644
United Kingdom	2,194	1,604	1,511
India	1,945	1,878	1,717
Brazil	1,522	1,538	1,164
Colombia	996	900	862
Australia	678	666	617
France	442	—	—
Spain	318	—	—
Peru	144	111	96
New Zealand	128	112	121
Chile	—	—	138
Other	778	340	244
	$17,931	$14,427	$11,537
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty. For the year ended December 31, 2023, no customer made up greater than 10% of our partnership’s consolidated revenues. For the years ended December 31, 2022 and 2021, one customer within the utilities and data segments generated greater than 10% of our partnership’s consolidated revenues of $1,501 million and $1,405 million, respectively. Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time.
Non-current assets

US$ MILLIONS	2023	2022
Canada	$23,114	$22,711
United States	17,702	13,384
United Kingdom	11,535	8,092
India	9,669	9,269
Brazil	5,237	4,476
France	5,153	729
Australia	3,826	4,290
Switzerland	2,197	—
Singapore	1,687	—
China	1,573	—
Denmark	1,445	198
Peru	1,295	1,202
Colombia	1,288	989
New Zealand	319	338
Other Europe	4,650	424
Other Asia	1,460	56
Other	655	125
	$92,805	$66,283